13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Finite-Lived Intangible Assets and Goodwill, Future Amortization Expense (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Finite-Lived Intangible Assets and Goodwill, Future Amortization Expense
Estimated
amortization
2021	$18,986,865
2022	18,986,865
2023	18,986,865
2024	18,986,865
2025	15,281,373
$91,228,833